GAIN FROM DEREGISTRATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
GAIN FROM DEREGISTRATION OF SUBSIDIARIES

28. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In 2019, 2020 and 2021, the Group closed several VIE’s subsidiaries and schools through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries and schools had no business operations and were in accumulated deficit for years. As a result, the Group recognized gain from deregistration of those subsidiaries and schools in collective amounts of RMB 1,841, RMB 3,967 and RMB 1,325 in the years ended December 31, 2019, 2020 and 2021, respectively.